Supplemental Disclosure of Non-cash Financing Activities (Details Textual)	12 Months Ended
Dec. 31, 2021 USD ($) shares
Stock Issued During Period, Shares, Warrants Exercised | shares	149,705
Paycheck Protection Program CARES Act [Member]
Extinguishment of Debt Including Interest Amount | $	$ 172,056